SIGNIFICANT ACCOUNTING POLICIES - Investments and Mortgage Loans (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Commercial Real Estate Portfolio Segment [Member]	Dec. 31, 2012 Commercial Real Estate Portfolio Segment [Member]
Mortgage Loans on Real Estate, Write-down or Reserve, Management Judgment Factor [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status			$ 6	$ 6
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years 0 months 0 days	50 years 0 months 0 days